Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Granted Fair Value

	Year ended December 31,
	2015	2014	2013
	(in thousands, except per share data)
Weighted average fair value of options granted, per option	$10.27	$6.69	$13.77
Aggregate grant date fair value of options vested during the year	$3,470	$629	$869
Total cash received from exercises of stock options	$1,844	$1,009	$32
Total intrinsic value of stock options exercised	$9,126	$2,363	$149

Estimated Weighted-Average Assumptions of Options Granted
The weighted average fair value of options granted in the years ended December 31, 2015, 2014 and 2013, reflect the following weighted-average assumptions:

	Year ended December 31,
	2015	2014	2013
Expected volatility	73.38%	80.94%	70.10%
Expected term	6.0 years	6.0 years	6.0 years
Risk-free interest rate	1.69%	1.90%	1.69%
Expected dividend yield	—%	—%	—%

Summary of Stock Option Activity
The following is a summary of option activity under the 2006 Plan and 2014 Plan:

	Number of Option Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at December 31, 2014	2,688,937	$6.04
Granted	300,850	$15.79
Exercised	(632,735)	$2.97
Forfeited or expired	(112,875)	$8.34
Outstanding at December 31, 2015	2,244,177	$8.10	6.84	24,433
Exercisable at December 31, 2015	1,320,448	$5.83	5.54	17,345
Vested and expected to vest at December 31, 2015 (1)	2,175,249	$7.99	6.78	23,905

(1)	Options expected to vest consist of options scheduled to vest in the future less expected forfeitures.

Stock-Based Compensation Expense Related to All Stock-Based Awards Recognized in Statements of Operations and Comprehensive Loss
Total compensation cost recognized for all stock-based compensation awards in the consolidated statements of operations and comprehensive income (loss) is as follows (in thousands):

	For the Year Ended December 31,
	2015	2014	2013
Research and development	$1,251	$802	$583
General and administrative	1,730	891	420
Total stock-based compensation expense	$2,981	$1,693	$1,003